Significant Accounting Policies - Schedule of Financial Liability Measured at Fair Value (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Schedule of Financial Liability Measured at Fair Value [Abstract]
Initial fair value of derivative liabilities attributable to True-Up shares feature embedded in the Private Placement		$ 318,316
Change in fair value of derivative liabilities	$ 67,039	67,039
Ending balance as of September 30, 2025	$ 385,355	$ 385,355